Net Revenue (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Net Revenue

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Net revenue from sale of goods	$842,997.6	$947,415.9	$976,923.2
Net revenue from royalties	499.8	522.4	524.0

	$843,497.4	$947,938.3	$977,447.2